RETAINED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2018
Retained Earnings Note Disclosure [Abstract]
Schedule of retained earnings
	Note	December 31,
		2017	2018
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	63,124,291	122,148,068
Unreserved retained earnings		944,814,653	1,746,699,587

Total		1,266,592,996	2,127,501,707

(i)	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.